CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares	Treasury stocks	Additional paid-in capital	Statutory reserves	Accumulated other comprehensive loss	Retained earnings (accumulated deficit)	Total
Beginning balance at Dec. 31, 2020		$ (3,570)	$ 235,007	$ 14,106	$ (5,922)	$ (173,326)	$ 66,295
Beginning balance (in shares) at Dec. 31, 2020	2,328,326,132	43,896,090
Share Repurchase		$ (16,106)					(16,106)
Share Repurchase (in shares)	(34,683,225)	34,683,225
Repurchase of vested employee restricted share units for tax withholding		$ (23,353)					(23,353)
Repurchase of vested employee restricted share units for tax withholding (in shares)	(33,255,495)	33,255,495
Resale of vested employee restricted share units for tax withholding		$ 7,264				(178)	7,086
Resale of vested employee restricted share units for tax withholding (in shares)	13,043,895	(13,043,895)
Share-based compensation expense			76,497				76,497
Vesting of restricted share units			13				13
Vesting of restricted share units (in shares)	101,574,270	(101,574,270)
New issuance of ordinary shares and warrants			117,688				117,688
New issuance of ordinary shares and warrants (in shares)	202,380,975	70,833,345
Issuance of ordinary shares as a reserve for share-based compensation awards (in shares)		158,701,950
Profit appropriations to statutory reserves				17		(17)
Foreign currency translation					5,276		5,276
Net loss						309,086	309,086
Ending balance at Dec. 31, 2021		$ (35,765)	429,205	14,123	(646)	135,565	542,482
Ending balance (in shares) at Dec. 31, 2021	2,577,386,552	226,751,940
Share Repurchase		$ (37,379)					(37,379)
Share Repurchase (in shares)	(154,614,975)	154,614,975
Repurchase of vested employee restricted share units for tax withholding		$ (4,819)					(4,819)
Repurchase of vested employee restricted share units for tax withholding (in shares)	(17,102,175)	17,102,175
Resale of vested employee restricted share units for tax withholding		$ 20,908				(10,158)	10,750
Resale of vested employee restricted share units for tax withholding (in shares)	37,313,775	(37,313,775)
Share-based compensation expense			63,015				63,015
Vesting of restricted share units (in shares)	53,018,580	(53,018,580)
Profit appropriations to statutory reserves				769		(769)
Foreign currency translation					(36,267)		(36,267)
Net loss						69,884	69,884
Ending balance at Dec. 31, 2022		$ (57,055)	492,220	14,892	(36,913)	194,522	$ 607,666
Ending balance (in shares) at Dec. 31, 2022	2,496,001,757	308,136,735					2,496,001,757
Repurchase of vested employee restricted share units for tax withholding		$ (2,420)					$ (2,420)
Repurchase of vested employee restricted share units for tax withholding (in shares)	(13,904,625)	13,904,625
Resale of vested employee restricted share units for tax withholding		$ 2,420					2,420
Resale of vested employee restricted share units for tax withholding (in shares)	13,904,625	(13,904,625)
Share-based compensation expense			42,074				42,074
Vesting of restricted share units (in shares)	51,031,395	(51,031,395)
Profit appropriations to statutory reserves				0
Foreign currency translation					(6,966)		(6,966)
Issuance of ordinary shares in at-the-market offering, net of offering cost			65,430				65,430
Issuance of ordinary shares in at-the-market offering, net of offering cost (in shares)	493,188,945
Issuance of ordinary shares pursuant to preferred shares financing, net of offering cost			53,625				53,625
Issuance of ordinary shares pursuant to preferred shares financing, net of offering cost (in shares)	354,751,230
Issuance of ordinary shares pursuant to share lending arrangement			511				511
Issuance of ordinary shares pursuant to share lending arrangement (in shares)	120,000,000
Net loss						(414,153)	(414,153)
Ending balance at Dec. 31, 2023		$ (57,055)	$ 653,860	$ 14,892	$ (43,879)	$ (219,631)	$ 348,187
Ending balance (in shares) at Dec. 31, 2023	3,514,973,327	257,105,340					3,514,973,327